COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Finance lease right of use asset			$ 7,427,000
Long-term portion of financing obligation			7,144,000
Short-term portion of financing obligation			$ 283,000
Agrico Acquisition Corp [Member]
Effective date	5 years	5 years
Underwriting fee percentage	3.50%	3.50%
Aggregate value	$ 5,031,250	$ 5,031,250
Agrico Acquisition Corp [Member] | Private Placement [Member]
Effective date	7 years	7 years
Agrico Acquisition Corp [Member] | Overallotment [Member]
Shares issued		1,875,000
Agrico Acquisition Corp [Member] | Over-Allotment Option [Member]
Shares issued	1,875,000